Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2017
02.28 Fidelity Treasury Bond Index Funds Investor, Premium Combo PRO-04 | Fidelity® Intermediate Treasury Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
02.28 Fidelity Treasury Bond Index Funds Investor, Premium Combo PRO-04 | Fidelity® Intermediate Treasury Bond Index Fund | Fidelity Intermediate Treasury Bond Index Fund-Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.03%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.16%
1 year	rr_ExpenseExampleYear01	$ 16
3 years	rr_ExpenseExampleYear03	52
5 years	rr_ExpenseExampleYear05	90
10 years	rr_ExpenseExampleYear10	$ 205
02.28 Fidelity Treasury Bond Index Funds Investor, Premium Combo PRO-04 | Fidelity® Intermediate Treasury Bond Index Fund | Fidelity Intermediate Treasury Bond Index Fund-Premium Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.03%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.06%
1 year	rr_ExpenseExampleYear01	$ 6
3 years	rr_ExpenseExampleYear03	19
5 years	rr_ExpenseExampleYear05	34
10 years	rr_ExpenseExampleYear10	$ 77

[1]	Adjusted to reflect current fees.